GENERAL (Details) - USD ($) $ in Thousands		1 Months Ended		6 Months Ended
	Aug. 05, 2013	Jan. 31, 2024	Mar. 30, 2018	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 18, 2023	Nov. 10, 2021	Oct. 10, 2018
GENERAL [Abstract]
Net loss				$ 9,390	$ 18,615
Accumulated deficit				483,917		$ 474,527
Net cash used in operating activities				$ 39,703	$ (18,573)
Upfront payment received	$ 10,000		$ 10,000
Preclinical milestone compensation	$ 23,000
Accrued milestone payment			30,500
Potential milestone compensation			$ 200,000
Amount of investment in Compugen								$ 20,000	$ 12,000
Non-refundable upfront payment		$ 60,000
Milestone payment		$ 30,000
Potential milestone compensation company is now eligible for							$ 758,000
Percentage of expected from upfront payment amount paid		15.00%